PROPERTY AND EQUIPMENT (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		142 Months Ended	148 Months Ended
	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Depreciation	$ 821,891	$ 234,375	$ 227,787	$ 467,028	$ 437,372	$ 900,540	$ 821,891	$ 2,342,214	$ 2,809,242